Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock To Be Issued [Member]	Retained Earnings [Member]	Total
Balance, value at Dec. 31, 2022	$ 5	$ 2,164	$ 16,552,256		$ (17,854,837)	$ (1,300,412)
Balance, shares at Dec. 31, 2022	50,000	2,164,312
Shares issued for services		$ 34	202,968			$ 203,002
Shares issued for services, shares		34,102				34,102
Shares issued for note modification		$ 11	168,845			$ 168,856
Shares issued for note modification, shares		11,090
Net loss					(2,384,802)	(2,384,802)
Shares issued for warrant exercise		$ 39	223,961			224,000
Shares issued for warrant exercise, shares		39,298
Shares issued for cashless warrant exercise		$ 11	(11)
Shares issued for cashless warrant exercise, shares		11,200
Conversion of preferred stock to common stock	$ (5)	$ 7	(2)
Conversion of preferred stock to common stock, shares	(50,000)	6,667
Shares issued with notes		$ 9	72,454			72,463
Shares issued with notes, shares		8,698
Balance, value at Dec. 31, 2023		$ 2,275	17,220,471		(20,239,639)	(3,016,893)
Balance, shares at Dec. 31, 2023		2,275,367
Shares issued for services		$ 42	14,219			14,261
Shares issued for services, shares		41,391
Shares issued for note modification		$ 260	14,122			14,382
Shares issued for note modification, shares		259,750
Net loss					(2,041,882)	(2,041,882)
Balance, value at Sep. 30, 2024		$ 2,577	17,248,812		(22,281,521)	(5,030,132)
Balance, shares at Sep. 30, 2024		2,576,508
Balance, value at Dec. 31, 2023		$ 2,275	17,220,471		(20,239,639)	(3,016,893)
Balance, shares at Dec. 31, 2023		2,275,367
Shares issued for services		$ 35	53,250			53,285
Shares issued for services, shares		35,444
Shares issued for note modification		$ 276	449,384			449,660
Shares issued for note modification, shares		276,171
Net loss					(4,306,918)	$ (4,306,918)
Shares issued for cashless warrant exercise, shares
Share-based compensation			14,301			$ 14,301
Balance, value at Dec. 31, 2024		$ 2,586	17,737,406		(24,546,557)	(6,806,565)
Balance, shares at Dec. 31, 2024		2,586,982
Shares issued for services		$ 74	550,341	45,000		595,415
Shares issued for services, shares		73,118
Shares issued for note modification		$ 266	1,273,393			1,273,659
Shares issued for note modification, shares		265,340
Net loss					(4,283,772)	(4,283,772)
Fair value of options			189,766			$ 189,766
Shares issued for cashless warrant exercise, shares
Balance, value at Sep. 30, 2025		$ 2,926	$ 19,750,906	$ 45,000	$ (28,830,329)	$ (9,031,497)
Balance, shares at Sep. 30, 2025		2,925,440